THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	3 Months Ended	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 item	Dec. 31, 2013	Aug. 30, 2012
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Number of theatres			8
Number of screens in theatres			94
Amount of valuation allowance reversed	$ 265,600,000			$ 265,600,000
Impairment losses
Impairment of long-lived assets		0	3,149,000
Investment expense (income)				1,370,000
Total impairment losses			3,149,000	1,370,000
Income and operating taxes
Increase (decrease) in net earnings resulting from change in valuation amount (USD per share)				$ 3.47
Casualty Insurance
Casualty insurance reserves, net of estimated insurance recoveries	16,549,000		17,197,000	16,549,000
Expenses related to general liability and workers compensation claims		3,913,000	16,329,000	16,332,000
Maximum
Casualty Insurance
Self-insured amount for general liability per occurrence			1,000,000
Deductible limit per occurrence for workers compensation claims			500,000
Predecessor
Impairment losses
Impairment of long-lived assets					0
Casualty Insurance
Expenses related to general liability and workers compensation claims					$ 5,732,000